GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,366
2021	322
2022	333
2023	346
2024	268
Net carrying amount	$ 2,635	$ 6,496	$ 11,309